Share capital, stock options and other stock-based plans	6 Months Ended
Jun. 30, 2026
Share-Based Payment Arrangement [Abstract]
Share capital, stock options and other stock-based plans
13. Share capital, stock options and other stock-based plans:

On June 23, 2026, the Company issued 1,600,000 common shares as part of the securities purchase agreement. The Company estimated the fair value of the common shares of $126 using the residual allocation approach. Under this approach, the fair value of the Pre-Funded Warrant and Common Warrant liabilities was first determined and recognized at fair value, with the remaining proceeds allocated to the common shares based on their residual fair value.

During the three and six months ended June 30, 2026, the Company issued nil and 20,521 common shares, respectively, net of cancellations, upon exercises of share units (three and six months ended June 30, 2025 – 24,273 and 68,071 common shares, respectively). The Company issues shares from treasury to satisfy share unit exercises.
(a)    Share Units (“Units”):

The value assigned to issued Units and the amounts accrued are recorded as other equity instruments. As Units are exercised or vest and the underlying shares are issued from treasury of the Company, the value is reclassified to share capital.

During the three and six months ended June 30, 2026, the Company recognized $276 and $444, respectively, (three and six months ended June 30, 2025 - $451 and $736) of stock-based compensation associated with the Westport Omnibus Plan. The Westport Omnibus Plan aims to advance the Company's interests by encouraging employees, consultants and non-employee directors to receive equity-based compensation and incentives. The plan outlines the stock-based options types, eligibility and vesting terms.

A continuity of the Units issued under the Westport Omnibus Plan are as follows:

	Six months ended June 30, 2026		Six months ended June 30, 2025
	Number of Units	Weighted average grant date fair value (CDN $)	Number of Units	Weighted average grant date fair value (CDN $)
Outstanding, beginning of period	713,061	$11.75	524,322	$11.75
Granted	130,000	2.02	137,151	3.99
Exercised	(20,521)	17.80	(68,071)	17.48
Forfeited/expired	(134,706)	8.55	(117,296)	11.36
Outstanding, end of period	687,834	$5.20	476,106	$8.78
Units outstanding and exercisable, end of period	491	$31.07	491	$31.07

During the six months ended June 30, 2026, 130,000 share units were granted to certain employees (six months ended June 30, 2025 - 137,151).

Values of PSUs are determined using the Monte–Carlo Simulation Model. RSUs typically vest over a three-year period so the actual value received by the individual depends on the share price on the day such RSUs are settled for common shares, not the date of grant. Vesting of DSUs shall occur immediately prior to the resignation, retirement or termination of directorship, in accordance with the terms of Westport's Omnibus Plan.
13. Share capital, stock options and other stock-based plans (continued):

As at June 30, 2026, $595 of compensation expense related to Units awarded has yet to be recognized in results from operations and will be recognized ratably over 1.5 years.
(b)    Aggregate intrinsic values:

The aggregate intrinsic value of the Company’s share units at June 30, 2026 as follows:

June 30, 2026
(CDN $)
Share units:
Outstanding	$2,179
Exercisable	15
Exercised	65
(c)    Stock-based compensation:

Stock-based compensation associated with the Unit plans is included in operating expenses as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Research and development	5	15	13	28
General and administrative	271	433	431	680
Sales and marketing	—	3	—	28
	$276	$451	$444	$736

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Stock-based compensation - equity or cash settled	110	181	196	393
Stock-based compensation - cash settled only	166	270	248	343
	$276	$451	$444	$736

Units outstanding settled in cash only are remeasured at each reporting period based on the Company's closing share price. The outstanding liability is reported within accrued payroll in note 10.